Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2017
Description of Business and Organization [Abstract]
Schedule of company's subsidiaries and VIEs
Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Subsidiaries:
MMB Limited	Apr 11, 2013	Hong Kong	100%

Mobile Media (China) Limited	Nov 6, 2007	Hong Kong	100%

Zhong Chuan Tian Xia Information and Technology (Beijing) Limited	Feb 1, 2013	PRC	100%

Zhong Chuan Tian Xia Information and Technology (Shenzhen) Limited	Dec 23, 2010	PRC	100%

VIEs:

Beijing Zhong Chuan Shi Xun Technology Limited (“Zhong Chuan Shi Xun”)	May 17, 2004	PRC	100%

Jiangsu Zhong Chuan Rui You Information and Technology Limited (“Zhong Chuan Rui You”)	May 26, 2011	PRC	100%

Huoerguosi Luokuang Information and Technology Limited (“Huoerguosi Luokuang”)	Jul 19, 2017	PRC	100%

Shenzhen Jiu Zhou Shi Dai Digital and Technology Limited (“Jiu Zhou Shi Dai”)	Nov 26, 2004	PRC	100%